Weighted-Average Assumption used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Domestic plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.90%
Assumed rate of increase in future compensation levels	2.30%	2.60%
Foreign plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.50%	6.00%
Assumed rate of increase in future compensation levels	4.60%	4.60%